Discontinued Operations - Summary of Hero's Operating Results of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income (loss)	$ 0	$ 2,056	$ (27,105)
Net (income) loss attributable to non-controlling interest	0	1,279	(16,550)
Hero Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales		0	8,614
Income (loss) before income taxes		2,559	(33,100)
Income tax (expense) benefit		(503)	5,995
Net income (loss)		2,056	(27,105)
Net (income) loss attributable to non-controlling interest		$ 1,279	$ (16,550)